Cover	Jan. 28, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 28, 2022
Entity File Number	001-40473
Entity Registrant Name	Blue Safari Group Acquisition Corp.
Entity Central Index Key	0001853084
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Cheung Kong Center
Entity Address, Address Line Two	58 Floor, Unit 5801
Entity Address, Address Line Three	2 Queens Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	9258 9728
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, with no par value and one right to receive one-tenth of one Class A ordinary share [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, with no par value and one right to receive one-tenth of one Class A ordinary share
Trading Symbol	BSGAU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units [Member]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	BSGA
Security Exchange Name	NASDAQ
Rights included as part of the units [Member]
Title of 12(b) Security	Rights included as part of the units
Trading Symbol	BSGAR
Security Exchange Name	NASDAQ